Derivative Financial Instruments - Notional Amounts of Derivative Instruments (Detail) $ in Thousands	Sep. 30, 2021 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional amount of foreign exchange contracts	$ 1,260,450